Related party transactions - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Key management personnel compensation, share-based payment expense	€ 22
Directors
Disclosure of transactions between related parties [line items]
Key management personnel compensation	27	€ 43
Key management personnel compensation, share-based payment expense		29
Key management personnel compensation, short-term employee benefits	0	6
Key management personnel compensation, pension and similar benefits	1	2
Key management
Disclosure of transactions between related parties [line items]
Key management personnel compensation	23	44
Key management personnel compensation, share-based payment expense	7	16
Key management personnel compensation, short-term employee benefits	0	9
Key management personnel compensation, pension and similar benefits	€ 2	€ 3